SCHEDULE OF FINANCIAL INSTRUMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Fair Value Disclosures [Abstract]
As of January 1,	$ 179	$ 245	$ 245
Additions	177	242
Change in fair value recognized in profit or loss	14	19
As of December 31,	$ 370	$ 506	$ 245